NET INCOME (LOSS) PER SHARE (Details) (JPY ¥) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net Income (Loss) (Numerator)
Basic net income (loss) attributable to UBIC, Inc. shareholders (in Japanese yen/dollars)	¥ (448,350)	¥ 596,021	¥ 1,367,687
Effect of dilutive securities:
Plus: interest on convertible notes (in Japanese yen/dollars)			652
Diluted net income (loss) attributable to UBIC, Inc. shareholders (in Japanese yen/dollars)	¥ (448,350)	¥ 596,021	¥ 1,368,339
Weighted-Average Common Shares Outstanding (Denominator)
Basic net income (loss) attributable to UBIC, Inc. shareholders (in shares)	34,058,003	31,584,220	26,561,650
Stock options (in shares)		596,990	485,430
Convertible notes (in shares)		346,570	5,368,810
Diluted net income (loss) attributable to UBIC, Inc. shareholders (in shares)	34,058,003	32,527,780	32,415,890
Per Share Amount
Basic net income (loss) attributable to UBIC, Inc. shareholders (in Japanese yen/dollars per share)	¥ (13.2)	¥ 18.9	¥ 51.5
Diluted net income (loss) attributable to UBIC, Inc. shareholders (in Japanese yen/dollars per share)	¥ (13.2)	¥ 18.3	¥ 42.2